Stockholders Equity (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Schedule of Stock by Class [Table Text Block]
	January 31, 2012
	Shares	Amount
Class B common stock	1,005,000	$96,580
Class C common stock	1,300,000	127,954
Class D common stock	690,100	67
Class E common stock	2,630,820	276,802
Class F common stock	443,331	137,569
	6,069,251	$638,972

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
			Weighted
		Weighted	Average Grant
	Number of	Average	Date
	Shares	Exercise Price	Fair Value
Outstanding at January 31, 2012	-
Granted	1,885,000	$0.25	$0.24

Outstanding at January 31, 2013	1,885,000	$0.25
Granted	1,305,000	$0.93	$0.50

Outstanding at July 31, 2013	3,190,000	$0.53

Exercisable at July 31, 2013	2,171,820	$0.63	$0.30

Exercisable at January 31, 2013	668,728	$0.25	$0.24

			Weighted
		Weighted	Average Grant
	Number of	Average	Date
	Shares	Exercise Price	Fair Value
Outstanding at January 31, 2012	-
Granted	1,885,000	$0.25	0.24

Outstanding at January 31, 2013	1,885,000	$0.25

Exercisable at January 31, 2013	668,728	$0.25	$0.24

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Exercise		Expiry	Remaining
Number	Price		Date	Contractual Life
1,000,000	$0.25	(1)	July 30, 2022	9.00
285,000	$0.25	(2)	July 30, 2014	1.00
150,000	$1.25	(3)	June 18, 2015	1.88
150,000	$1.75	(3)	June 18, 2015	1.88
200,000	$2.25	(3)	June 18, 2015	1.88
150,000	$0.25	(4)	July 19, 2015	1.97
150,000	$0.50	(4)	July 19, 2015	1.97
150,000	$0.75	(4)	July 19, 2015	1.97
15,000	$0.25	(5)	July 25, 2015	1.98
600,000	$0.25	(6)	October 9, 2017	4.19
50,000	$0.25	(7)	February 1, 2018	4.51
20,000	$0.25	(8)	February 1, 2015	1.51
90,000	$0.25	(9)	February 14, 2015	1.54
30,000	$0.25	(10)	April 1, 2016	2.67
150,000	$0.25	(11)	May 1, 2018	4.75

3,190,000

	Exercise		Expiry	Remaining

Number	Price		Date	Contractual Life
1,000,000	$0.25	(1)	July 30, 2022	9.50
285,000	$0.25	(2)	July 30, 2014	1.49
600,000	$0.25	(3)	October 9, 2017	4.69

1,885,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2013	2012
Expected term of stock option (years) (1)	1.57	5.11
Expected volatility (2)	178.08%	272.27%
Estimated stock price at date of issuance (3)	$0.80	$0.25
Risk-free interest rate	0.20%	0.67%
Dividend yields	0.00%	0.00%

Expected term of stock option (years) (1)	4.28
Expected volatility (2)	260.50%
Estimated stock price at date of issuance (3)	$0.25
Risk-free interest rate	0.55%
Dividend yields	0.00%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Exercise	Expiry
Number	Price	Date
214,506	$0.75	July 30, 2014
498,000	$0.25	August 10, 2017
500,000	$0.50	August 10, 2017
400,000	$0.75	September 24, 2014
400,000	$0.50	November 26, 2014
100,000	$0.50	December 10, 2014
120,000	$0.25	April 19, 2015
104,440	$0.75	April 19, 2015
150,000	$0.25	August 10, 2018
100,000	$0.50	August 10, 2018

2,586,946

	Exercise	Expiry
Number	Price	Date
214,506	$0.75	July 30, 2014
498,000	$0.25	August 10, 2014
500,000	$0.50	August 10, 2014
200,000	$0.75	September 24, 2014
400,000	$0.50	November 26, 2014
100,000	$0.50	December 10, 2014
150,000	$0.25	August 10, 2015
100,000	$0.50	August 10, 2015

2,162,506

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
			Weighted
	Number of		Average
	Warrants		Exercise Price
Outstanding at January 31, 2012	100,000	CADS	0.75
Cancelled	(100,000)	CAD$	0.75
Re-issued pursuant to the Acquisition (Note 4)	214,506	USD$	0.75
Issued	1,948,000	USD$	0.44
Outstanding at January 31, 2013	2,162,506	USDS	0.47
Issued	424,440	USD$	0.60

Outstanding at July 31, 2013	2,586,946	USD$	0.49

			Weighted
	Number of		Average
	Warrants		Exercise Price
Outstanding at January 31, 2011	350,000	CAD	$0.15
Granted	100,000	CAD	$0.75
Exercised	(50,000)	CAD	$0.15
Expired	(300,000)	CAD	$0.15
Outstanding at January 31, 2012	100,000	CAD	$0.75
Cancelled	(100,000)	CAD	$0.75
Re-issued pursuant to the Acquisition (Note 3)	214,506	USD	$0.75
Issued	1,948,000	USD	$0.44

Outstanding at January 31, 2013	2,162,506	USD	$0.47